Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories
4.	Inventories

	As of
	June 30, 2026	December 31, 2025
Raw materials	$146,876	$110,148
Work-in-process	221,667	385,435
Finished goods	62,626	62,591
	$431,169	$558,174

During the period ended June 30, 2026 and 2025, the Company did not recognize inventory write-downs due to excess and obsolete inventory.